NOTE 9 - COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2018
Notes
NOTE 9 - COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company's subsidiary Dongguan Jiasheng leases manufacturing facilities and administration office spaces under operating leases. Original lease for the major manufacturing facilities and office space expired on April 30, 2017. The Company  renewed the lease agreement and extended the lease expiration date to April 30, 2027.

Operating lease expense amounted to $391,784, $333,452 and $335,546 for the years ended June 30, 2018, 2017 and 2016, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ending June 30,	Lease expense
2019	$340,526
2020	204,484
2021	208,944
2022	208,944
2023	212,426
Thereafter	904,031
Total	$2,079,355